Shareholders' Equity - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2006	Dec. 31, 2014
Class of Stock [Line Items]
Number of common stock shares authorized	4,000,000,000					4,000,000,000
Number of preferred stock shares authorized	50,000,000					50,000,000
Number of common stock shares outstanding	1,800,000,000					1,800,000,000
Number of common stock share for future issuance						91,000,000
Remaining authorized share repurchase amount						$ 520
Series H [Member]
Class of Stock [Line Items]
Preferred Stock, Shares Issued	20,000
Liquidation preference per share	$ 25,000
Preferred stock dividend rate fixed percentage	5.15%
Redemption period of preferred stock	90 days
Preferred stock redemption date	Jul. 15, 2018
Series F [Member]
Class of Stock [Line Items]
Preferred Stock, Shares Issued		44,000
Liquidation preference per share		$ 25,000
Preferred stock dividend rate fixed percentage		6.50%
Redemption period of preferred stock		90 days
Preferred stock redemption date		Jan. 15, 2022
Preferred stock dividend rate variable percentage		4.468%
Preferred stock dividend rate period		Three-month LIBOR plus
Series G [Member]
Class of Stock [Line Items]
Preferred Stock, Shares Issued		43,400
Liquidation preference per share		$ 25,000
Preferred stock dividend rate fixed percentage		6.00%
Redemption period of preferred stock		90 days
Preferred stock redemption date		Apr. 15, 2017
Preferred stock dividend rate variable percentage		4.86125%
Preferred stock dividend rate period		Three-month LIBOR plus
Series A [Member]
Class of Stock [Line Items]
Preferred Stock, Shares Issued			6,764	5,746
Liquidation preference per share			$ 100,000	$ 100,000	$ 100,000
Preferred stock dividend rate fixed percentage			3.50%	3.50%
Preferred stock dividend rate variable percentage			1.02%	1.02%	1.147%
Preferred stock dividend rate period			Three-month LIBOR plus	Three-month LIBOR plus	Three-month LIBOR plus
Minority interest preferred stock, shares issued					5,000
Series B [Member]
Class of Stock [Line Items]
Preferred Stock, Shares Issued					40,000
Liquidation preference per share					$ 25,000
Preferred stock dividend rate fixed percentage					3.50%
Preferred stock dividend rate variable percentage					0.60%
Preferred stock dividend rate period					Three-month LIBOR plus